Right of Use Assets (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of right of use assets
	June 30, 2022	December 31, 2021
Opening balance	$1,077,845	$377,035
Addition in the year	86,557	910,055
Translation adjustment	(97,700)	(4,328)
Amortization in the period	(152,002)	(204,917)
Closing balance	$914,700	$1,077,845

Allocation of right of use assets
Office lease	$832,860	$1,004,750
Car leases	81,840	73,095
Total right of use assets	$914,700	$1,077,845

Schedule of right of use amortization
	2022	2021
Six months ended June 30	$152,002	$75,403
Three months ended June 30	$70,434	$39,283